AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 4, 2025

1933 Act File No. 333-274984

1940 Act File No.  811-23910

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 7	☒

VENERABLE VARIABLE INSURANCE TRUST

(Exact Name of Registrant as Specified in Charter)

1475 Dunwoody Drive, Suite 200

West Chester, PA 19380

(Address of Principal Executive Offices)

(800) 366-0066

(Registrant’s Telephone Number)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Copies to:

Kristina Magolis Venerable Investment Advisers, LLC 1475 Dunwoody Drive, Suite 200 West Chester, Pennsylvania 19380	Beau Yanoshik Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485; or

☒ on April 4, 2025, pursuant to paragraph (b) of Rule 485; or

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485; or

☐ on _______________ pursuant to paragraph (a)(1) of Rule 485; or

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485; or

☐ on _______________ pursuant to paragraph (a)(2) of Rule 485; or

☐ on _______________ pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 3 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of designating April 4, 2025 as the new effective date for Post-Effective Amendment No. 1, which was filed with the U.S. Securities and Exchange Commission on December 20, 2024 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001104659-24-130772) (“PEA No. 1”). The purpose of PEA No. 1 is to register the Venerable US Small Cap Fund, Venerable International Index Fund, Venerable Mid Cap Index Fund, Venerable Small Cap Index Fund, Venerable Bond Index Fund, Venerable Corporate Bond Index Fund, Venerable World Conservative Allocation Fund, Venerable World Moderate Allocation Fund, Venerable World Appreciation Allocation Fund, Venerable Conservative Allocation Fund, Venerable Conservative Appreciation Allocation Fund, Venerable Moderate Appreciation Allocation Fund, and Venerable Appreciation Allocation Fund (collectively, the “Funds”) as new series of Venerable Variable Insurance Trust.

PART A – PROSPECTUS

The Prospectus for the Funds is incorporated herein by reference to Part A of PEA No. 1.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Funds is incorporated herein by reference to Part B of PEA No. 1.

PART C – OTHER INFORMATION

The Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 1.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the Borough of West Chester and State of Pennsylvania, on this 4th day of March 2025.

Venerable Variable Insurance Trust

By:	/s/ Michal Levy
Michal Levy
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Sherilyn Anderson*	Member of the Board of Trustees	March 4, 2025
Sherilyn Anderson

/s/ Timothy W. Brown*	Member of the Board of Trustees	March 4, 2025
Timothy W. Brown

/s/ John Guy*	Member of the Board of Trustees	March 4, 2025
John Guy

/s/ Michal Levy	Member of the Board of Trustees, President	March 4, 2025
Michal Levy	(Principal Executive Officer)

/s/ Julian Sluyters*	Member of the Board of Trustees	March 4, 2025
Julian Sluyters

/s/ Ross Erickson*	Treasurer	March 4, 2025
Ross Erickson	(Principal Financial Officer)

/s/ Kristina Magolis

*	Kristina Magolis, Attorney-in-Fact, pursuant to the powers of attorney filed as Exhibit (q) to the Registrant’s Registration Statement.